Share-based plans	12 Months Ended
Dec. 31, 2025
Share-based plans
Share-based plans

23.Share-based plans

General information on the Company’s long-term incentive plans (performance shares)

The Company accounts for its share-based plans in accordance with IFRS 2 and has, as of December 31, 2025, various share-based compensation plans, which may either be equity- or cash-settled. These plans enable the members of the Management Board and managerial staff members to adequately participate in the long-term, sustained success of the Company. The following table provides an overview of the Company’s plans which are, or were, each variable compensation programs with long-term incentive effects which allocate or allocated performance shares, which are non-equity virtual compensation instruments subject to the fulfillment of a service condition and to the attainment of pre-defined performance targets (Performance Shares):

		Fresenius Medical			Fresenius Medical		Fresenius Medical
	Fresenius Medical	Care Management	Fresenius Medical	Fresenius Medical	Care Management	Fresenius Medical	Care Management
	Care Long-Term	Board Long-Term	Care Long-Term	Care Long Term	Board Long Term	Care Long Term	Board Long Term
	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan
	2025+ (LTIP 2025+)	2024+ (MB LTIP 2024+)	2024+ (LTIP 2024+)	2022+ (LTIP 2022+)	2020 (MB LTIP 2020)	2019 (LTIP 2019)	2019 (MB LTIP 2019)
Eligible persons	Managerial staff members	Members of the Management Board (1)	Managerial staff members	Managerial staff members	Members of the Management Board (1)	Managerial staff members	Members of the Management Board (1)
Years in which an allocation occurred	2025	2024, 2025	2024	2022, 2023	2020–2023	2019–2021	2019
Months in which an allocation occurred	July, December	March (2024, 2025), June (2024)	July, December	July, December	November (2020), March (2021–2023), October (2022, 2023)	July, December	July, December
Type of settlement	Equity or cash (determined prior to the respective allocation date)	Equity or cash (determined prior to the respective allocation date)	In cash	In cash	In cash	In cash	In cash
(1)	Also includes former members of the management board of the General Partner.

Under the LTIP 2025+ and under the MB LTIP 2024+, the Management Board (for the LTIP 2025+) or the Supervisory Board (for the MB LTIP 2024+), prior to an allocation, may determine whether the Performance Shares of an allocation are settled in shares of the Company or in cash. The other plans are always settled in cash. For all allocations that are settled in cash, the cash amount depends on the Company’s share price development throughout the respective vesting period. The final cash payments under the MB LTIP 2019 took place in 2023 and the final cash payments under the LTIP 2019 took place in 2024.

For members of the Management Board, the respective allocation value is determined by the Supervisory Board. For managerial staff members, the determination of the allocation value will be made by the Management Board, taking into account the individual responsibilities of each plan participant. In order to determine the number of Performance Shares that each plan participant receives, the allocation value is divided by the value per Performance Share at the time of the allocation, which in turn is determined based on the Company’s average share price over a period of thirty calendar days prior to the respective allocation date and assuming a 100% target achievement for the performance target total shareholder return (TSR) compared to competitors (Relative TSR) which is described below.

During 2025, the Company allocated 230,873 Performance Shares under the MB LTIP 2024+ at a weighted average grant date fair value of €37.09 each and a total grant date fair value of €8,562, reflecting all market conditions such as the projected target achievement for the Relative TSR target at the measurement date. The Supervisory Board decided to settle the Performance Shares allocated in 2025 in shares of the Company. As such, the Company accounts for these allocations as an equity-settled share-based payment transaction. The total fair value will be amortized over the vesting period.

During 2025, the Company allocated 1,391,945 Performance Shares under the LTIP 2025+. Depending on the country of their employment relationship, some of these participants received an allocation that will be settled in shares of the Company and some plan participants received an allocation that will be settled in cash. As such, the Company accounts for allocations to the first group of participants (1,259,234 Performance Shares with a weighted average grant date fair value of €40.87 each and a total fair value of €51,464) as an equity-settled share-based payment transaction and for allocations to the second group of participants (132,711 Performance Shares with a weighted average fair value at December 31, 2025, of €35.59 each and a total fair value of €4,723) as a cash-settled share-based payment transaction. The total fair value will be amortized over the vesting period and reflects all market conditions such as the projected target achievement for the Relative TSR target at the grant date or the respective measurement date; for participants who received an allocation that will be settled in cash, the amount will be revalued for changes in fair value.

For allocations made in fiscal year 2025, the Company utilizes a Monte Carlo model to determine the grant date fair values. For the Relative TSR target, the share prices of all shares within the European and U.S. peer groups are simulated, considering historical volatilities and correlations between the different shares as well as risk-free interest rates derived from interest curves for sovereign bonds, depending on the currency for which the respective shares are listed. Additional input factors include the Company’s closing share price as of the grant date, expected dividends and the 400% overall cap which is described further below. Material input factors are included in the following table:

Material input factors to the determination of the weighted average grant date fair value for allocations during 2025
	LTIP 2025+		MB LTIP 2024+
Allocation date	July 28, 2025	December 1, 2025	March 1, 2025
Share price at grant date	€44.75	€40.71	€45.00
Expected volatility of the Company’s share price	32.75%	31.99%	31.78%
Vesting period	Three years		Four years
Expected dividends for the Company’s shares	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	1.97%	2.10%	2.24%

For all allocations made in fiscal year 2025, the number of allocated Performance Shares may change over the performance period, which commenced on January 1, 2025 and will end on December 31, 2027, depending on the degree of achievement of the performance targets.

During 2024, the Company allocated 304,043 Performance Shares under the MB LTIP 2024+ at a weighted average fair value at December 31, 2024, of €45.52 each and a total fair value of €13,840, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2024, the Company allocated 1,908,038 Performance Shares under the LTIP 2024+ at a weighted average fair value at December 31, 2024, of €46.56 each and a total fair value of €88,838, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2023, the Company allocated 283,624 Performance Shares under the MB LTIP 2020 at a weighted average fair value at December 31, 2023, of €35.84 each and a total fair value of €10,165, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2023, the Company allocated 1,460,049 Performance Shares under the LTIP 2022+ at a weighted average fair value at December 31, 2023, of €34.64 each and a total fair value of €50,576, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

The Company’s long-term incentive plans during 2025 (Performance Shares)

The Supervisory Board has approved and adopted the MB LTIP 2024+ effective January 1, 2024, for members of the Management Board. For managerial staff members, the Management Board has approved and adopted the LTIP 2025+ effective January 1, 2025.

For allocations made in fiscal year 2025, the performance targets are as follows: (i) return on invested capital (ROIC), (ii) Relative TSR and (iii) reduction in market-based CO2 equivalents emissions (CO2e Reduction). For all three performance targets, target achievement corridors which will be used for the calculation of the respective target achievements were defined. These corridors were defined by the Supervisory Board for the MB LTIP 2024+ and by the Management Board for the LTIP 2025+. The corridors are identical for both plans.

For allocations made in fiscal year 2025, the ROIC target is measured on the basis of the average of the three annual ROIC figures during the performance period. The ROIC metric is not audited, however, this metric is derived from the Company’s consolidated financial statements prepared in accordance with IFRS Accounting Standards, adjusted to apply the respective plan conditions. The ROIC performance target is weighted with 40% within the calculation of the degree of overall target achievement.

For allocations made in fiscal year 2025, the performance target Relative TSR is measured on the basis of the TSR compared to European and U.S. peer groups. For each of the peer groups, the target achievement is determined using the percentile ranking method. For this purpose, the TSR values of the peer companies within the respective comparison groups over the performance period are ranked and the relative positioning of the Company within the respective comparison group is determined on the basis of the percentile achieved. The target achievement within the respective peer group is weighted equally when determining the target achievement for the performance target Relative TSR, which is weighted with 40% within the calculation of the degree of overall target achievement.

For allocations made in fiscal year 2025, the achievement of the sustainability performance target CO2e Reduction is based on the Company’s sustainability statement,and is measured by the reduction of market-based emissions in CO2 equivalents in comparison to the base year 2020. This reduction is expressed in percent. The CO2e Reduction performance target has a weight of 20% within the calculation of the degree of overall target achievement. The applicable target achievement of the CO2e Reduction performance target is calculated based on the average annual achievement in CO2e Reductions. For this purpose, each annual target achievement is weighted equally (1/3 each).

Neither the individual target achievements nor the overall target achievements will exceed 200%. The number of Performance Shares allocated at the beginning of the performance period to the plan participants is multiplied with the degree of overall target achievement to determine the final number of Performance Shares.

Under the MB LTIP 2024+, the final number of Performance Shares generally vests four years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The performance shares proceeds, for which allocations made in 2025 will be settled in shares of the Company, are capped at 400% of the respective allocation value and can be reduced to meet the respective maximum compensation of the participant.

For allocations made in fiscal year 2025 under the LTIP 2025+, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the employment or service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The performance shares proceeds, which will either be settled in shares of the Company or paid out as cash compensation (cash amount depends on the average share price of the Company during a period of 30 days prior to the end of the vesting period), are capped at 400% of the respective allocation value.

The Company’s long-term incentive plans during 2019–2024 (Performance Shares)

For allocations made in 2024 under the MB LTIP 2024+ and under the LTIP 2024+, the performance targets and their weightings are aligned with those for allocations made in fiscal year 2025 under the MB LTIP 2024+ and under the LTIP 2025+. The performance period commenced on January 1, 2024 and will end on December 31, 2026. For all three performance targets, target achievement corridors which will be used for the calculation of the respective target achievements were defined. These corridors were defined by the Supervisory Board for the MB LTIP 2024+ and by the Management Board for the LTIP 2024+. The corridors are identical for both plans.

For allocations made until 2023, the performance targets are as follows: (i) revenue growth at constant currency (Revenue Growth), (ii) net income growth at constant currency (Net Income Growth) and (iii) ROIC.

Revenue Growth, Net Income Growth, and ROIC are not audited, however, these metrics are derived from the Company’s consolidated financial statements prepared in accordance with IFRS Accounting Standards, adjusted to apply the respective plan conditions.

For Performance Shares allocated in years 2022 and 2023 under the LTIP 2022+ and under the MB LTIP 2020, the target achievements of the performance targets Revenue Growth and Net Income Growth are calculated based on a Compound Annual Growth Rate (CAGR) over the 3-year performance period. For ROIC, annual target values apply. For all three performance targets, target achievement corridors which are used for the calculation of the respective target achievements were defined.

For Performance Shares allocated in years 2022 and 2023 under the LTIP 2022+ and under the MB LTIP 2020, the degree of target achievement for all three performance targets is weighted with 1/3 for the purpose of determining the overall target achievement at the end of the performance period. The relevant target achievement for Revenue Growth and Net Income Growth is determined based on the CAGR over the entire performance period. The relevant target achievement for the ROIC target is determined based on the average annual target achievement for the ROIC during the performance period (i.e., 1/3 weighting per performance year). The overall target achievement cannot exceed 200%.

For Performance Shares allocated in years 2020 and 2021 under the MB LTIP 2020 and under the LTIP 2019, for each individual year of the three-year performance period an annual target achievement level of 100% was reached for the Revenue Growth performance target if Revenue Growth was 6%; Revenue Growth of 1% led to a target achievement level of 0% and the maximum target achievement level of 200% was reached in case of Revenue Growth of at least 11%. If Revenue Growth ranged between these values, the degree of target achievement was linearly interpolated between these values.

For Performance Shares allocated in years 2020 and 2021 under the MB LTIP 2020 and under the LTIP 2019, for each individual year of the three-year performance period an annual target achievement level of 100% for the Net Income Growth performance target was reached if Net Income Growth was 5%. In case of Net Income Growth of 0%, the target achievement level was 0%; the maximum target achievement of 200% was reached in the case of Net Income Growth of at least 10%. If Net Income Growth ranged between these values, the degree of target achievement was linearly interpolated between these values.

For Performance Shares allocated in years 2020 and 2021 under the MB LTIP 2020 and under the LTIP 2019, for each individual year of the three-year performance period an annual target achievement level of 100% for the ROIC performance target was reached if ROIC was 6.0%. In case of a ROIC of 5.5%, the target achievement level was 0%; the maximum target achievement of 200% was reached in the case of a ROIC of at least 6.5%. Between these values, the degree of target achievement was determined by means of linear interpolation.

For Performance Shares allocated during 2019 under the LTIP 2019 and under the MB LTIP 2019, for each individual year of the three-year performance period an annual target achievement level of 100% was reached for the Revenue Growth performance target if Revenue Growth was 7%; Revenue Growth of 0% led to a target achievement level of 0% and the maximum target achievement level of 200% was reached in case of Revenue Growth of at least 16%. If Revenue Growth ranged between these values, the degree of target achievement was linearly interpolated between these values.

For Performance Shares allocated during 2019 under the LTIP 2019 and under the MB LTIP 2019, for each individual year of the three-year performance period an annual target achievement level of 100% for the Net Income Growth performance target was reached if Net Income Growth was 7%. In case of Net Income Growth of 0%, the target achievement level was also 0%; the maximum target achievement of 200% was reached in the case of Net Income Growth of at least 14%. Between these values, the degree of target achievement was determined by means of linear interpolation.

For Performance Shares allocated during 2019 under the LTIP 2019 and under the MB LTIP 2019, an annual target achievement level of 100% for ROIC was reached if the target ROIC as defined for the applicable year was reached. The target ROIC was 7.9% for 2019, 8.1% for 2020 and 8.1% for 2021. A target achievement level of 0% was reached if the ROIC fell below the target ROIC for the applicable year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% was reached if the target ROIC for the respective year was exceeded by 0.2 percentage points or more. The degree of target achievement was determined by means of linear interpolation if the ROIC ranged between these values. In case the annual ROIC target achievement level in the third year of a performance period was equal to or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year was deemed to be achieved for all years of the applicable performance period.

For Performance Shares allocated during the period from 2019 to 2021 under the MB LTIP 2020, under the LTIP 2019, and under the MB LTIP 2019, the target achievement level for each of the three performance targets was weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period was then determined on the basis of the mean of these three average yearly target achievements. The overall target achievement could be in a range of 0% to 200%.

The number of Performance Shares allocated to the plan participants at the beginning of the performance period is multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

Under the MB LTIP 2024+, the final number of Performance Shares generally vests four years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The performance shares proceeds, which for allocations made in 2024 will be paid out as cash compensation (cash amount depends on the average share price of the Company during a period of 30 days prior to the end of the vesting period), are capped at 400% of the respective allocation value and can be reduced to meet the respective maximum compensation of the participant.

Under the LTIP 2024+, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of vested Performance Shares is then multiplied with the average share price of the Company during a period of 30 days prior to the lapse of the vesting period. The resulting amount is capped in total at an amount equaling 400% of the respective allocation value and will be paid out as cash compensation.

Under the LTIP 2022+, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of vested Performance Shares is then multiplied with the average share price of the Company during a period of 30 days prior to the lapse of the vesting period. The resulting amount is capped in total at an amount equaling 400% of the respective allocation value and will be paid out as cash compensation.

Under the MB LTIP 2020, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of such vested Performance Shares is then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the respective allocation value and which can be reduced to meet the respective maximum compensation of the participant, less taxes and contributions is generally transferred to a settlement institution which uses it for the purchase of shares of the Company on the stock exchange on behalf of the participants. Shares acquired in this way are subject to a holding period of at least one year. After the lapse of this holding period, the participant can decide to further hold or sell these shares.

Under the LTIP 2019, the final number of Performance Shares generally vested three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), applied. The number of such vested Performance Shares was then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The respective resulting amount was capped in total at an amount equaling 400% of the respective allocation value and was paid out as cash compensation.

Under the MB LTIP 2019, the final number of Performance Shares generally vested four years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), applied. The number of such vested Performance Shares was then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The resulting amount was paid out as cash compensation.

Additional information on share-based plans

At December 31, 2025 and 2024, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares that will be settled in cash:

Outstanding Performance Shares that will be settled in cash
	2025			2024
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
LTIP 2025+	—	132,711	132,711	—	—	—
MB LTIP 2024+	220,955	37,546	258,501	266,497	37,546	304,043
LTIP 2024+	—	1,768,618	1,768,618	—	1,906,842	1,906,842
LTIP 2022+	—	1,205,535	1,205,535	—	2,691,190	2,691,190
MB LTIP 2020	114,395	126,377	240,772	236,574	267,539	504,113

The table below provides reconciliations for outstanding Performance Shares that will be settled in shares of the Company at December 31, 2025 and 2024:

Reconciliation of Performance Shares that will be settled in shares of the Company
	LTIP 2025+		MB LTIP 2024+
Balance at December 31, 2024	—		—
Granted	1,259,234		230,873
Exercised	—		—
Forfeited	—		(36,643)
Balance at December 31, 2025	1,259,234	(1)	194,230	(2)
(1)	The Performance Shares will be automatically exercised after the lapse of the vesting period, and the weighted average remaining contractual life amounts to 2.60 years.
(2)	The Performance Shares will be automatically exercised after the lapse of the vesting period, and the weighted average remaining contractual life amounts to 3.17 years.

The compensation expense related to share-based payment transactions is determined based upon the fair value of the Performance Shares which will be recognized over the vesting period; for participants who receive an allocation that will be settled in cash, the amount is revalued for changes in fair value. The compensation expense that the Company recognized for Performance Shares for the fiscal years ended December 31, 2025, 2024 and 2023, respectively, is presented in the table below.

Compensation expense for share-based compensation plans
in € K
	2025	2024	2023
Equity-settled allocations
LTIP 2025+	6,293	—	—
MB LTIP 2024+	2,078	—	—
Cash-settled allocations
LTIP 2025+	536	—	—
MB LTIP 2024+	2,173	3,468	—
LTIP 2024+	20,452	12,078	—
LTIP 2022+	12,784	24,013	17,181
MB LTIP 2020	808	(1,675)	5,417
LTIP 2019	—	574	9,138
MB LTIP 2019	—	—	779